UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-446-3863

                      Date of Fiscal Year End: December 31

            Date of Reporting Period: July 1, 2017 to June 30, 2018

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ITEM 1. PROXY VOTING RECORD.

                            HARVEST ASIAN BOND FUND
                  (FORMERLY, HARVEST FUNDS INTERMEDIATE BOND)
                  A series of The Advisors' Inner Circle Fund

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HARVEST ASIAN BOND FUND
(FORMERLY, HARVEST FUNDS INTERMEDIATE BOND)



 PROPOSAL                                                    PROPOSED BY MGT. POSITION  REGISTRANT VOTED
XTRACKERS II SICAV - XTRACKERS II HARVEST CHINA GO
 SECURITY ID: ADPV38231 TICKER: LU1094612022
 Meeting Date: 29-Jan-18
 1  To Change the Name of the Company Into 'xtrackers
      II'                                                    Management  Take No Action     Take No Action
 2  To Include New Flexibilities Introduced by the Law
      of 10 August 2016 Modernising the Luxembourg Law of
      10 August 1915 on Commercial Companies and to
      Undertake a General Update of the Articles             Management  Take No Action     Take No Action
 Meeting Date: 14-Feb-18
 1  Change the Name of the Company Into "xtrackers II"       Management  Take No Action     Take No Action
 2  Include New Flexibilities Introduced by the Law of
      10 August 2016 Modernising the Luxembourg Law of 10
      August 1915 on Commercial Companies and to
      Undertake a General Update of the Articles             Management  Take No Action     Take No Action
 Meeting Date: 03-Apr-18
 1  Hearing of the Report of the Board of Directors of
      the Company and the Approved Statutory Auditor
      (r[]viseur d'entreprises agr[][]) and Approval of the
      Audited Financial Statements of the Company for the
      Financial Year Ended 31 December 2017                  Management  Take No Action     Take No Action
 2  Allocation of the Results for the Financial Year
      Ended 31 December 2017. A Proposed Dividend Per
      Share (if Any) in Respect of Each Relevant Sub-fund
      and Share Class Shall be Published on the Company's
      Website Www.xtrackers.com on Or Around 20 March 2018   Management  Take No Action     Take No Action
 3  Discharge to be Granted to the Directors with
      Respect to the Performance of Their Duties During
      the Financial Year Ended 31 December 2017              Management  Take No Action     Take No Action
 4  Re-election of Manooj Mistry, Alex Mckenna, Petra
      Hansen, Freddy Brausch and Philippe Ah-sun As
      Directors of the Company Until the Next Annual
      General Meeting of Shareholders of the Company That
      Will Approve the Annual Accounts for the Financial
      Year Ending 31 December 2018                           Management  Take No Action     Take No Action
 5  Approval of the Remuneration of the Independent
      Directors1 Until the Next Annual General Meeting of
      Shareholders of the Company That Will Approve the
      Annual Accounts for the Financial Year Ending 31
      December 2018                                          Management  Take No Action     Take No Action
 6  Re-election of Ernst & Young S.A. As Approved
      Statutory Auditor (r[]viseur d'entreprises agr[][]) of
      the Company Until the Next Annual General Meeting
      of Shareholders of the Company That Will Approve


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                               HARVEST ASIAN BOND FUND
                         (FORMERLY, HARVEST FUNDS INTERMEDIATE BOND)
PROPOSAL                                                      PROPOSED BY MGT. POSITION  REGISTRANT VOTED
        the Annual Accounts for the Financial Year Ending
        31 December 2018                                      Management  Take No Action     Take No Action
7 Any Other Business Which May be Properly Brought
        Before the AGM                                        Management  Take No Action     Take No Action
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND

By: /S/ MICHAEL BEATTIE
    ----------------------
    Michael Beattie
    President
    Date: August 31, 2018